Events after the reporting period (Details Narrative)	Mar. 18, 2022	Mar. 17, 2022
Description of issue debentures	As of March 18, 2022, the Company raised R$ 1.0 billion from the 30th issue of simple, unsecured debentures, not convertible into shares, in two series, under CVM Instruction 476. The first and second series will mature in March 2027 and March 2029, respectively. The first series, totaling R$ 500.0 million, yields CDI + 1.30% p.a., with semi-annual interest payments. The second series, totaling R$ 500.0 million, yields CDI + 1.58% p.a., also with semi-annual interest payments. The proceeds from the Issue will be used to refinance financial commitments maturing in 2022 and to recompose and reinforce the Company’s cash position.
Description of tariff adjustment		As of March 17, 2022, ARSESP published Resolution 1,278, which addresses the 2022 tariff adjustment, in which the Company highlights the following points:
Description of artical		Article 1. Approve the total adjustment of twelve point eight zero one nine percent (12.8019%) on the tariffs charged by Sabesp, according to the exhibits to this resolution, which consists of:
Description of artical approve		I - Inflation from February 2021 to February 2022, measured by the IPCA, of 10.5437%.
Description of artical approve efficiency factor		II - Efficiency factor (X Factor) to be discounted, of 0.2142%.
Description of compensatory adjustment		III - Compensatory adjustment of 2.3932%, according to the calculation provided in NT.F.0010-2022.
Description of artical discounted		IV – GQI 2020 to be discounted, of 0.1490%, according to the calculation provided in NT.F.0010-2022.